CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
REVENUES
Total revenues	$ 4,428.0		$ 4,135.0		$ 5,108.0
EXPENSES
Interest expense	(384)	[1]	(379)	[2]	(375)
Income (loss) before income taxes	(159)		(236)		379
Less: Net (income) loss attributable to non- controlling interests	(2)		(5)		16
HOST HOTELS & RESORTS, INC.
REVENUES
Rooms	2,661		2,484		3,098
Food and beverage	1,291		1,234		1,545
Other	277		310		346
Total revenues for owned hotels	4,229		4,028		4,989
Other revenues	199		107		119
Total revenues	4,428.0		4,135.0		5,108.0
EXPENSES
Rooms	734		681		760
Food and beverage	965		933		1,130
Other departmental and support expenses	1,151		1,099		1,248
Management fees	171		158		241
Other property-level expenses	488		386		384
Depreciation and amortization	591		613		553
Corporate and other expenses	108		116		58
Gain on insurance settlement	(3)				(7)
Total operating costs and expenses	4,205		3,986		4,367
OPERATING PROFIT	223		149		741
Interest income	8.0		7.0		20.0
Interest expense	(384)		(379)		(375)
Net gains on property transactions and other	1		14		2
Gain (loss) on foreign currency transactions and derivatives	(6)		5		1
Equity in losses of affiliates	(1)		(32)		(10)
Income (loss) before income taxes	(159)		(236)		379
Benefit (provision) for income taxes	31		39		3
INCOME (LOSS) FROM CONTINUING OPERATIONS	(128)		(197)		382
Income (loss) from discontinued operations, net of tax	(4)		(61)		32
Net income (loss)	(132)		(258)		414
Less: Net (income) loss attributable to non- controlling interests	2		6		(19)
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.	(130.0)		(252.0)		395.0
Dividends on preferred stock	(4)		(9)		(9)
Issuance costs of redeemed preferred OP units	(4)
Earnings (loss) available to common stockholders	(138)		(261)		386
Basic earnings (loss) per common share:
Continuing operations	$ (0.20)		$ (0.34)		$ 0.68
Discontinued operations	$ (0.01)		$ (0.11)		$ 0.06
Basic earnings (loss) per common share	$ (0.21)		$ (0.45)		$ 0.74
Diluted earnings (loss) per common share:
Continuing operations	$ (0.20)		$ (0.34)		$ 0.66
Discontinued operations	$ (0.01)		$ (0.11)		$ 0.06
Diluted earnings (loss) per common share	$ (0.21)		$ (0.45)		$ 0.72
HOST HOTELS & RESORTS L.P.
REVENUES
Rooms	2,661		2,484		3,098
Food and beverage	1,291		1,234		1,545
Other	277		310		346
Total revenues for owned hotels	4,229		4,028		4,989
Other revenues	199		107		119
Total revenues	4,428.0		4,135.0		5,108.0
EXPENSES
Rooms	734		681		760
Food and beverage	965		933		1,130
Other departmental and support expenses	1,151		1,099		1,248
Management fees	171		158		241
Other property-level expenses	488		386		384
Depreciation and amortization	591		613		553
Corporate and other expenses	108		116		58
Gain on insurance settlement	(3)				(7)
Total operating costs and expenses	4,205		3,986		4,367
OPERATING PROFIT	223		149		741
Interest income	8.0		7.0		20.0
Interest expense	(384)		(379)		(375)
Net gains on property transactions and other	1		14		2
Gain (loss) on foreign currency transactions and derivatives	(6)		5		1
Equity in losses of affiliates	(1)		(32)		(10)
Income (loss) before income taxes	(159)		(236)		379
Benefit (provision) for income taxes	31		39		3
INCOME (LOSS) FROM CONTINUING OPERATIONS	(128)		(197)		382
Income (loss) from discontinued operations, net of tax	(4)		(61)		32
Net income (loss)	(132)		(258)		414
Less: Net (income) loss attributable to non- controlling interests			1		(3)
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.	(132.0)		(257.0)		411.0
Issuance costs of redeemed preferred OP units	(4)	[3]
Diluted earnings (loss) per common share:
Distributions on preferred OP units	(4)		(9)		(9)
Earnings (loss) available to common unitholders	$ (140)		$ (266)		$ 402
Basic earnings (loss) per common unit:
Continuing operations	(0.21)		(0.34)		0.68
Discontinued operations			(0.10)		0.06
Basic earnings (loss) per common unit	(0.21)		(0.44)		0.74
Diluted earnings (loss) per common unit:
Continuing operations	(0.21)		(0.35)		0.66
Discontinued operations			(0.10)		0.06
Diluted earnings (loss) per common unit	(0.21)		(0.45)		0.72

[1]	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
[3]	Represents the original issuance costs associated with the Class E preferred OP units, which were redeemed during 2010.